Provisions - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provision used	€ 0	€ 0	€ 145
Provision for charges	€ 230	70
Payable, period	5 years
Provisions for disputes
Disclosure of other provisions [line items]
Provision used	€ 80	54
Provision for charges	80	54
Provisions for charges
Disclosure of other provisions [line items]
Provision for charges	€ 150	€ 16